Schedule of Investments (unaudited)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
AAR Corp.(a)	1,731	$ 242,409
AeroVironment, Inc.(a)	1,687	251,987
Aevex Corp., Class A(a)(b)	818	13,603
Archer Aviation, Inc., Class A(a)(b)	29,138	135,200
Arxis, Inc., Class A(a)	2,068	112,292
Astronics Corp.(a)	1,261	87,627
Beta Technologies, Inc., Class A(a)	1,586	30,023
Cadre Holdings, Inc.	1,234	38,044
Ducommun, Inc.(a)	544	97,387
Eve Holding, Inc., Class A(a)	4,136	9,596
Firefly Aerospace, Inc.(a)(b)	3,471	70,565
Hexcel Corp.	3,267	336,338
Huntington Ingalls Industries, Inc.	1,750	571,288
Intuitive Machines, Inc., Class A(a)(b)	5,275	65,094
Karman Holdings, Inc.(a)(b)	5,533	266,414
Kratos Defense & Security Solutions, Inc.(a)	8,223	383,192
Leonardo DRS, Inc.	3,273	150,722
Loar Holdings, Inc.(a)(b)	1,786	122,252
Mercury Systems, Inc.(a)	2,412	234,205
Merlin, Inc.(a)	1,235	4,656
Moog, Inc., Class A	1,258	490,431
National Presto Industries, Inc.	204	24,770
Red Cat Holdings, Inc.(a)(b)	5,433	40,910
Redwire Corp.(a)	8,707	75,054
Satellogic, Inc., Class A(a)(b)	4,369	15,641
StandardAero, Inc.(a)	10,171	298,112
V2X, Inc.(a)	1,271	114,695
Voyager Technologies, Inc., Class A(a)(b)	2,374	58,234
VSE Corp.	1,145	222,577
York Space Systems, Inc.(a)(b)	817	12,034
		4,575,352
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.(a)	5,092	255,415
Hub Group, Inc., Class A	2,652	123,397
		378,812
Automobile Components — 1.3%
Adient PLC(a)	3,426	72,083
Aptiv PLC(a)	9,342	527,543
Autoliv, Inc.	2,775	341,797
BorgWarner, Inc.	9,197	586,217
Dana, Inc.	4,720	127,110
Dauch Corp.(a)	9,934	56,127
Dorman Products, Inc.(a)	1,220	162,455
Fox Factory Holding Corp.(a)	1,988	35,784
Garrett Motion, Inc.	7,629	237,643
Gentex Corp.	9,426	220,191
Gentherm, Inc.(a)(b)	1,356	55,026
Goodyear Tire & Rubber Co. (The)(a)(b)	11,364	78,980
Kodiak AI, Inc.(a)(b)	4,564	19,853
LCI Industries	977	100,006
Lear Corp.	2,236	292,111
Mobileye Global, Inc., Class A(a)	8,233	65,370
Patrick Industries, Inc.	1,409	116,313
Phinia, Inc.	1,607	118,259
QuantumScape Corp., Class A(a)(b)	21,554	112,512
Solid Power, Inc., Class A(a)(b)	8,527	17,566
Standard Motor Products, Inc.	962	36,777
Versigent PLC(a)	3,125	129,219
Security	Shares	Value
Automobile Components (continued)
Visteon Corp.	1,030	$ 107,676
XPEL, Inc.(a)	983	43,616
		3,660,234
Automobiles — 0.1%
Harley-Davidson, Inc.	4,449	109,178
Lucid Group, Inc.(a)(b)	7,623	56,258
Thor Industries, Inc.	2,242	168,083
Winnebago Industries, Inc.	1,132	34,277
		367,796
Banks — 6.6%
1st Source Corp.	799	71,702
Amalgamated Financial Corp.	743	36,689
Ameris Bancorp	2,696	235,118
Associated Banc-Corp.	7,171	221,441
Atlantic Union Bankshares Corp.	5,762	244,482
Axos Financial, Inc.(a)	2,167	219,755
Banc of California, Inc.	5,418	103,755
BancFirst Corp.	978	110,338
Bancorp, Inc. (The)(a)	1,723	115,562
Bank First Corp.	458	69,955
Bank of Hawaii Corp.	1,740	139,026
Bank OZK	4,333	222,283
BankUnited, Inc.	2,817	131,413
Banner Corp.	1,400	98,574
BOK Financial Corp.	758	107,098
Burke & Herbert Financial Services Corp.	812	59,479
Business First Bancshares, Inc.	1,402	44,612
Byline Bancorp, Inc.	1,343	52,740
Capitol Federal Financial, Inc.	4,661	41,203
Cathay General Bancorp	2,711	171,308
Central Pacific Financial Corp.	1,087	42,828
City Holding Co.	607	88,082
CNB Financial Corp.	1,268	44,507
Coastal Financial Corp.(a)(b)	554	22,708
Columbia Banking System, Inc.	12,493	390,656
Columbia Financial, Inc.(a)(b)	2,954	31,933
Commerce Bancshares, Inc.	6,242	369,963
Community Financial System, Inc.	2,251	145,887
Community Trust Bancorp, Inc.	689	54,052
ConnectOne Bancorp, Inc.	2,162	71,216
Cullen/Frost Bankers, Inc.	2,673	444,627
Customers Bancorp, Inc.(a)	1,410	110,939
CVB Financial Corp.	7,004	156,680
Dime Commercial Bancshares, Inc.	1,729	70,474
Eagle Bancorp, Inc.	1,259	34,937
Eastern Bankshares, Inc.	9,058	207,972
Enterprise Financial Services Corp.	1,608	106,627
Equity Bancshares, Inc., Class A	682	34,564
Esquire Financial Holdings, Inc.	342	44,193
Farmers National Banc Corp.	2,550	40,443
FB Financial Corp.	1,924	116,171
First Bancorp	1,739	109,331
First Bancorp	6,309	182,519
First Busey Corp.	3,663	113,040
First Commonwealth Financial Corp.	4,158	89,522
First Financial Bancorp	4,051	137,045
First Financial Bankshares, Inc.	5,341	187,683
First Hawaiian, Inc.	5,163	143,480
First Horizon Corp.	21,905	561,644
First Interstate BancSystem, Inc., Class A	3,420	130,028
First Merchants Corp.	2,779	119,886
First Mid Bancshares, Inc.	1,018	53,028

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Firstsun Capital Bancorp(a)	1,097	$ 42,432
Five Star Bancorp	703	33,175
Flagstar Bank N.A.	13,422	190,861
FNB Corp.	15,436	291,740
Fulton Financial Corp.	8,409	204,591
German American Bancorp, Inc.	1,566	79,678
Glacier Bancorp, Inc.	5,921	291,846
Hancock Whitney Corp.	3,653	281,281
Hanmi Financial Corp.	1,250	39,850
Heritage Financial Corp.	1,733	51,522
Hilltop Holdings, Inc.	1,777	70,085
Home BancShares, Inc.	8,332	258,875
HomeTrust Bancshares, Inc.	672	34,400
Hope Bancorp, Inc.	5,422	75,962
Horizon Bancorp, Inc.	2,305	47,137
Independent Bank Corp.	2,034	170,510
International Bancshares Corp.	2,223	170,148
Lakeland Financial Corp.	1,124	70,419
Live Oak Bancshares, Inc.	1,540	65,912
Mechanics Bancorp, Class A	2,122	35,628
Mercantile Bank Corp.	758	45,541
Metropolitan Bank Holding Corp.	486	44,945
National Bank Holdings Corp., Class A	1,850	79,902
NB Bancorp, Inc.	1,715	39,462
NBT Bancorp, Inc.	2,176	114,566
Nicolet Bankshares, Inc.	913	156,050
Northeast Bank	344	42,715
Northwest Bancshares, Inc.	5,811	91,465
OceanFirst Financial Corp.	3,654	70,559
OFG Bancorp	1,698	89,756
Old National Bancorp	14,735	392,540
Old Second Bancorp, Inc.	2,177	55,056
Origin Bancorp, Inc.	1,287	70,438
Park National Corp.	739	153,823
Pathward Financial, Inc.	923	81,446
Peapack-Gladstone Financial Corp.	643	29,565
Peoples Bancorp, Inc.	1,485	61,865
Pinnacle Financial Partners, Inc.	6,493	683,258
Popular, Inc.	2,728	477,973
Prosperity Bancshares, Inc.	5,096	381,538
Provident Financial Services, Inc.	5,371	132,556
QCR Holdings, Inc.	662	68,153
Renasant Corp.	3,982	173,496
Republic Bancorp, Inc., Class A	397	39,517
S&T Bancorp, Inc.	1,454	75,826
Seacoast Banking Corp. of Florida	4,241	147,332
ServisFirst Bancshares, Inc.	2,398	214,621
Simmons First National Corp., Class A	6,348	149,749
Southside Bancshares, Inc.	1,305	42,426
SouthState Bank Corp.	4,163	437,490
Stock Yards Bancorp, Inc.	1,136	96,674
Texas Capital Bancshares, Inc.	1,809	178,820
TFS Financial Corp.	2,669	49,136
Tompkins Financial Corp.	579	57,807
Towne Bank	3,672	139,206
TriCo Bancshares	1,293	74,399
Triumph Financial, Inc.(a)(b)	1,013	76,917
TrustCo Bank Corp.	697	39,715
Trustmark Corp.	2,282	108,281
UMB Financial Corp.	3,090	450,306
United Bankshares, Inc.	5,989	290,167
United Community Banks, Inc.	5,021	177,944
Security	Shares	Value
Banks (continued)
Univest Financial Corp.	1,163	$ 51,451
Valley National Bancorp	20,380	291,230
WaFd, Inc.	3,236	118,988
Webster Financial Corp.	7,252	559,999
WesBanco, Inc.	3,980	164,692
Westamerica BanCorp	926	55,699
Western Alliance Bancorp	4,719	379,832
Wintrust Financial Corp.	2,994	477,663
WSFS Financial Corp.	2,297	184,219
Zions Bancorp N.A.	6,308	439,668
		18,565,692
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A(a)	320	58,624
Brown-Forman Corp., Class A	2,208	64,518
Brown-Forman Corp., Class B, NVS	12,519	359,671
Celsius Holdings, Inc.(a)	8,147	237,974
Coca-Cola Consolidated, Inc.	2,541	477,454
Molson Coors Beverage Co., Class B	6,680	277,621
National Beverage Corp.	1,221	38,632
Primo Brands Corp., Class A	10,877	246,908
Vita Coco Co., Inc. (The)(a)	2,243	147,903
		1,909,305
Biotechnology — 5.5%
Absci Corp.(a)	5,641	43,887
ACADIA Pharmaceuticals, Inc.(a)	5,636	145,803
ADMA Biologics, Inc.(a)	10,075	85,235
Agios Pharmaceuticals, Inc.(a)	2,463	73,939
Aktis Oncology, Inc.(a)(b)	904	19,951
Alkermes PLC(a)	7,120	348,809
AnaptysBio, Inc.(a)	826	44,075
Annexon, Inc.(a)(b)	6,291	32,053
Apogee Therapeutics, Inc.(a)	1,801	241,496
Arbutus Biopharma Corp.(a)(b)	6,673	28,961
Arcus Biosciences, Inc.(a)	3,741	105,459
Arcutis Biotherapeutics, Inc.(a)	4,781	128,418
Ardelyx, Inc.(a)	10,655	52,742
ArriVent Biopharma, Inc.(a)(b)	1,457	43,448
Arrowhead Pharmaceuticals, Inc.(a)	5,471	463,120
ARS Pharmaceuticals, Inc.(a)(b)	2,495	12,799
Aurinia Pharmaceuticals, Inc.(a)	4,948	73,626
Beam Therapeutics, Inc.(a)	4,083	104,198
Bicara Therapeutics, Inc.(a)	1,663	45,067
BioCryst Pharmaceuticals, Inc.(a)	10,494	94,236
Biohaven Ltd.(a)	5,755	77,693
BioMarin Pharmaceutical, Inc.(a)	8,611	516,832
Bridgebio Pharma, Inc.(a)	7,345	588,261
CareDx, Inc.(a)	2,085	91,135
Caris Life Sciences, Inc.(a)	4,759	74,574
Celcuity, Inc.(a)	1,011	87,330
Celldex Therapeutics, Inc.(a)	2,846	108,319
CG oncology, Inc.(a)	2,512	178,829
Cogent Biosciences, Inc.(a)	6,956	270,797
Corvus Pharmaceuticals, Inc.(a)(b)	2,886	38,268
CRISPR Therapeutics AG(a)(b)	4,136	198,487
Cullinan Therapeutics, Inc.(a)	2,054	33,891
Cytokinetics, Inc.(a)	5,525	426,143
CytomX Therapeutics, Inc.(a)	8,428	26,127
Damora Therapeutics, Inc.(a)	2,013	58,357
Denali Therapeutics, Inc.(a)	5,959	137,176
Design Therapeutics, Inc.(a)	1,744	21,242
Dianthus Therapeutics, Inc.(a)	1,709	182,726
Disc Medicine, Inc.(a)	1,550	119,350

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Dyne Therapeutics, Inc.(a)	6,733	$ 169,537
Erasca, Inc.(a)	9,608	174,385
Evommune, Inc.(a)(b)	831	9,349
Exelixis, Inc.(a)	10,182	539,952
First Tracks Biotherapeutics, Inc.(a)	1,448	63,770
Generate Biomedicines, Inc.(a)(b)	1,115	15,610
Geron Corp.(a)	21,772	28,086
GRAIL, Inc.(a)	1,688	115,729
Halozyme Therapeutics, Inc.(a)	5,296	437,132
Hyperliquid Strategies, Inc.(a)(b)	5,416	33,633
Ideaya Biosciences, Inc.(a)	4,044	143,562
ImmunityBio, Inc.(a)(b)	17,015	121,998
Immunome, Inc.(a)(b)	4,411	100,394
Immunovant, Inc.(a)	3,864	149,228
Inhibrx Biosciences, Inc.(a)	398	32,656
Intellia Therapeutics, Inc.(a)(b)	5,883	62,830
Ionis Pharmaceuticals, Inc.(a)	7,328	379,371
Iovance Biotherapeutics, Inc.(a)(b)	15,580	63,411
Jade Biosciences, Inc.(a)	2,353	46,472
Janux Therapeutics, Inc.(a)	2,013	30,537
Kailera Therapeutics, Inc.(a)(b)	1,996	33,812
Kiniksa Pharmaceuticals International PLC(a)	1,878	139,611
Kodiak Sciences, Inc.(a)(b)	1,789	74,387
Krystal Biotech, Inc., Class A3(a)	1,145	390,582
Kura Oncology, Inc.(a)	3,379	30,445
Kymera Therapeutics, Inc.(a)	2,398	247,953
Madrigal Pharmaceuticals, Inc.(a)	856	400,026
MannKind Corp.(a)(b)	13,557	53,008
MapLight Therapeutics, Inc.(a)(b)	756	9,843
MeiraGTx Holdings PLC(a)	1,898	22,377
Mineralys Therapeutics, Inc.(a)(b)	2,439	62,243
Mirum Pharmaceuticals, Inc.(a)(b)	1,994	211,264
Monte Rosa Therapeutics, Inc.(a)(b)	2,736	45,199
Neurocrine Biosciences, Inc.(a)	4,488	748,598
Novavax, Inc.(a)(b)	6,607	48,363
Nurix Therapeutics, Inc.(a)	3,438	79,796
Olema Pharmaceuticals, Inc.(a)	2,951	33,789
ORIC Pharmaceuticals, Inc.(a)	2,918	32,302
Oruka Therapeutics, Inc.(a)(b)	1,604	154,802
Palvella Therapeutics, Inc.(a)	450	62,568
Praxis Precision Medicines, Inc.(a)	964	296,748
Precigen, Inc.(a)	8,008	50,210
Protagonist Therapeutics, Inc.(a)(b)	2,384	325,750
PTC Therapeutics, Inc.(a)	3,240	220,352
Recursion Pharmaceuticals, Inc., Class A(a)(b)	23,036	69,108
Relay Therapeutics, Inc.(a)	6,958	131,019
Rhythm Pharmaceuticals, Inc.(a)	2,368	235,024
Sana Biotechnology, Inc.(a)	8,018	25,096
Sarepta Therapeutics, Inc.(a)	4,484	66,632
Savara, Inc.(a)	4,332	23,653
Scholar Rock Holding Corp.(a)(b)	3,926	185,680
SELLAS Life Sciences Group, Inc.(a)(b)	8,283	82,913
Sionna Therapeutics, Inc.(a)(b)	854	40,249
Spyre Therapeutics, Inc.(a)	3,446	338,845
Stoke Therapeutics, Inc.(a)	2,364	68,225
Syndax Pharmaceuticals, Inc.(a)	3,791	72,219
Tango Therapeutics, Inc.(a)(b)	4,243	115,325
Taysha Gene Therapies, Inc.(a)(b)	9,303	54,516
TG Therapeutics, Inc.(a)	6,433	334,709
Travere Therapeutics, Inc.(a)	4,157	232,335
Twist Bioscience Corp.(a)	2,699	247,093
Tyra Biosciences, Inc.(a)	583	18,586
Security	Shares	Value
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc.(a)	4,391	$ 109,380
uniQure NV(a)(b)	2,897	126,396
Vaxcyte, Inc.(a)	5,787	312,961
Vera Therapeutics, Inc., Class A(a)(b)	2,337	75,018
Veracyte, Inc.(a)	3,397	157,349
Vericel Corp.(a)	2,325	106,857
Viking Therapeutics, Inc.(a)(b)	4,916	156,034
Vir Biotechnology, Inc.(a)	5,053	43,759
Viridian Therapeutics, Inc.(a)(b)	4,153	78,575
Xencor, Inc.(a)	2,695	54,466
Z Squared, Inc.(a)(b)	237	1,140
Zenas Biopharma, Inc.(a)	1,340	42,130
Zymeworks, Inc.(a)	1,999	43,858
		15,563,679
Broadline Retail — 0.4%
Dillard’s, Inc., Class A(b)	186	109,431
Etsy, Inc.(a)	4,192	342,403
Kohl’s Corp.	4,797	91,815
Macy’s, Inc.	10,590	262,844
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,690	197,634
Pattern Group, Inc., Class A(a)	1,618	37,246
Savers Value Village, Inc.(a)	1,696	17,401
		1,058,774
Building Products — 2.6%
A. O. Smith Corp.	4,623	277,981
AAON, Inc.	3,025	269,406
Advanced Drainage Systems, Inc.	3,260	451,445
Allegion PLC	3,715	584,741
Apogee Enterprises, Inc.	894	35,402
Armstrong World Industries, Inc.	1,886	329,409
AZZ, Inc.	1,250	180,900
Builders FirstSource, Inc.(a)	4,796	318,646
Carlisle Cos., Inc.	1,791	644,617
CSW Industrials, Inc.	717	228,673
Fortune Brands Innovations, Inc.	4,996	246,103
Gibraltar Industries, Inc.(a)	1,358	57,389
Griffon Corp.	1,708	147,178
Hayward Holdings, Inc.(a)	9,079	137,365
Louisiana-Pacific Corp.	2,826	204,687
Madison Air Solutions Corp., Class A(a)(b)	4,225	122,779
Masco Corp.	9,019	644,678
Masterbrand, Inc.(a)	8,622	71,132
Modine Manufacturing Co.(a)	2,125	427,252
Owens Corning	3,495	485,455
Resideo Technologies, Inc.(a)	5,963	204,531
Simpson Manufacturing Co., Inc.	1,836	344,691
Tecnoglass Holdings, Inc.	997	43,310
Trex Co., Inc.(a)	4,423	191,781
UFP Industries, Inc.	2,405	208,610
Zurn Elkay Water Solutions Corp.	6,774	342,155
		7,200,316
Capital Markets — 3.2%
Acadian Asset Management, Inc.	1,309	113,215
Affiliated Managers Group, Inc.	1,194	437,876
Artisan Partners Asset Management, Inc., Class A	3,140	123,214
BGC Group, Inc., Class A	15,496	178,514
Bitgo Holdings, Inc., Class A(a)(b)	3,057	14,857
Blue Owl Capital, Inc., Class A	29,265	301,429
Cohen & Steers, Inc.	1,333	109,666
DigitalBridge Group, Inc., Class A	8,391	133,165
Donnelley Financial Solutions, Inc.(a)	1,089	51,510

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Evercore, Inc., Class A	1,592	$ 510,331
FactSet Research Systems, Inc.	1,647	433,490
Federated Hermes, Inc., Class B, NVS	3,478	208,541
Franklin Resources, Inc.	12,505	423,419
Freedom Holding Corp.(a)(b)	856	129,487
Galaxy Digital, Inc., Class A(a)	8,449	177,513
Hamilton Lane, Inc., Class A	1,644	146,168
Houlihan Lokey, Inc., Class A	2,453	307,827
Invesco Ltd.	14,203	420,409
Jefferies Financial Group, Inc.	7,231	394,813
Lazard, Inc.	4,197	177,869
MarketAxess Holdings, Inc.	1,557	252,701
Miami International Holdings, Inc.(a)(b)	3,490	164,170
Moelis & Co., Class A	3,257	218,480
Morningstar, Inc.	903	173,891
Oppenheimer Holdings, Inc., Class A, NVS	328	34,978
Perella Weinberg Partners, Class A	3,267	57,663
Piper Sandler Cos.	2,996	227,097
PJT Partners, Inc., Class A	1,137	191,368
SEI Investments Co.	4,497	463,101
Sharplink, Inc.(a)(b)	9,111	55,759
StepStone Group, Inc., Class A	3,224	141,405
Stifel Financial Corp.	6,850	567,933
StoneX Group, Inc.(a)	4,875	373,279
TPG, Inc., Class A	6,167	269,251
Tradeweb Markets, Inc., Class A	5,239	526,519
Twenty One Capital, Inc., Class A, NVS(a)(b)	1,846	7,882
Victory Capital Holdings, Inc., Class A	2,090	206,973
Virtu Financial, Inc., Class A	3,759	220,766
Virtus Investment Partners, Inc.	316	50,355
Wealthfront Corp.(a)(b)	2,181	20,698
WisdomTree, Inc.	5,279	102,254
		9,119,836
Chemicals — 1.9%
Ashland, Inc.	1,858	134,909
Avient Corp.	3,869	140,522
Axalta Coating Systems Ltd.(a)	8,551	306,211
Balchem Corp.	1,379	231,058
Cabot Corp.	2,281	200,774
Celanese Corp., Class A	4,844	216,624
Chemours Co. (The)	6,668	110,756
Eastman Chemical Co.	4,952	346,392
Ecovyst, Inc.(a)	4,359	52,570
Element Solutions, Inc.	9,939	365,059
FMC Corp.	5,536	59,291
Hawkins, Inc.	895	114,587
HB Fuller Co.	2,283	126,250
Huntsman Corp.	7,210	70,370
Ingevity Corp.(a)	1,399	102,281
Innospec, Inc.	1,052	90,451
Koppers Holdings, Inc.	815	39,951
LSB Industries, Inc.(a)	2,608	28,375
Minerals Technologies, Inc.	1,209	92,174
Mosaic Co. (The)	13,583	300,456
NewMarket Corp.	312	265,250
Olin Corp.	4,804	88,922
Perimeter Solutions, Inc.(a)	6,004	183,782
PureCycle Technologies, Inc.(a)(b)	7,749	49,361
Quaker Chemical Corp.	604	96,954
RPM International, Inc.	5,767	617,473
Scotts Miracle-Gro Co. (The)	2,037	133,790
Sensient Technologies Corp.	1,872	231,510
Security	Shares	Value
Chemicals (continued)
Solstice Advanced Materials, Inc.	7,105	$ 427,508
Stepan Co.	977	62,665
Westlake Corp.	1,340	94,470
		5,380,746
Commercial Services & Supplies — 1.0%
ABM Industries, Inc.	2,552	122,266
ACV Auctions, Inc., Class A(a)	7,519	56,317
Brady Corp., Class A, NVS	1,890	178,170
BrightView Holdings, Inc.(a)	2,979	38,846
Brink’s Co. (The)	1,813	214,750
Casella Waste Systems, Inc., Class A(a)(b)	2,765	248,048
Cimpress PLC(a)	744	73,433
CoreCivic, Inc.(a)	4,346	129,945
Deluxe Corp.	1,916	49,567
Enviri Corp.(a)	1,092	24,221
GEO Group, Inc. (The)(a)	5,276	162,976
Healthcare Services Group, Inc.(a)	2,715	63,260
HNI Corp.	3,025	136,155
Interface, Inc., Class A	2,441	83,629
Liquidity Services, Inc.(a)	1,042	40,617
MillerKnoll, Inc.	3,050	68,686
MSA Safety, Inc.	1,623	308,808
Onterris, Inc.(a)(b)	1,367	28,693
OPENLANE, Inc.(a)	4,355	173,155
Pitney Bowes, Inc.	1,553	27,224
Tetra Tech, Inc.	10,539	349,473
UniFirst Corp.	612	179,304
Vestis Corp.(a)	5,577	80,644
		2,838,187
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.(a)	3,368	28,662
Applied Optoelectronics, Inc.(a)(b)	3,407	321,348
Calix, Inc.(a)	2,588	92,909
Digi International, Inc.(a)	1,712	119,361
Extreme Networks, Inc.(a)	5,893	177,615
Harmonic, Inc.(a)	4,551	52,564
NetScout Systems, Inc.(a)	2,889	117,495
Ondas, Inc.(a)(b)	21,512	161,125
Viasat, Inc.(a)	4,933	379,496
Viavi Solutions, Inc.(a)	9,934	367,061
Vistance Networks, Inc.	9,620	112,939
		1,930,575
Construction & Engineering — 1.9%
AECOM	5,727	414,578
Ameresco, Inc., Class A(a)	1,473	31,036
Arcosa, Inc.	2,125	308,550
Argan, Inc.	583	332,561
Cardinal Infrastructure Group, Inc., Class A(a)(b)	824	50,997
Centuri Holdings, Inc.(a)	3,828	106,571
Construction Partners, Inc., Class A(a)(b)	2,108	217,862
Dycom Industries, Inc.(a)	1,290	517,380
Everus Construction Group, Inc.(a)	2,272	284,977
Fluor Corp.(a)	6,188	310,452
Granite Construction, Inc.	1,830	221,375
IES Holdings, Inc.(a)(b)	415	308,984
Legence Corp., Class A(a)	1,866	119,293
Limbach Holdings, Inc.(a)	482	34,559
MYR Group, Inc.(a)	683	227,589
NWPX Infrastructure, Inc.(a)	434	53,417
Primoris Services Corp.	2,365	199,630
Solv Energy, Inc., Class A(a)	1,416	40,257

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Sterling Infrastructure, Inc.(a)	1,362	$ 812,801
Tutor Perini Corp.	1,924	161,135
Valmont Industries, Inc.	860	414,262
WillScot Holdings Corp., Class A	8,256	200,456
		5,368,722
Construction Materials — 0.2%
Eagle Materials, Inc.	1,393	285,481
Knife River Corp.(a)	2,179	159,438
United States Lime & Minerals, Inc.	494	54,488
		499,407
Consumer Finance — 1.1%
Ally Financial, Inc.	11,811	511,771
Atlanticus Holdings Corp.(a)(b)	318	33,546
Bread Financial Holdings, Inc.	1,663	179,721
Credit Acceptance Corp.(a)(b)	244	138,814
Dave, Inc., Class A(a)(b)	439	163,611
Encore Capital Group, Inc.(a)	915	86,083
Enova International, Inc.(a)(b)	1,045	265,576
EZCORP, Inc., Class A, NVS(a)(b)	2,573	76,598
Figure Technology Solutions, Inc., Class A(a)(b)	6,387	159,100
FirstCash Holdings, Inc.	1,785	364,158
Happen, Inc.(a)	5,323	101,882
Jefferson Capital, Inc.	1,402	28,194
Navient Corp.	3,447	28,920
Nelnet, Inc., Class A	750	101,903
OneMain Holdings, Inc.	5,135	321,348
PROG Holdings, Inc.	1,810	79,676
SLM Corp.	8,289	215,473
Upstart Holdings, Inc.(a)(b)	3,904	107,126
		2,963,500
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc., Class A	15,281	176,954
Andersons, Inc. (The)	1,454	102,914
BJ’s Wholesale Club Holdings, Inc.(a)	5,024	491,247
Chefs’ Warehouse, Inc. (The)(a)	1,590	183,406
Grocery Outlet Holding Corp.(a)	3,885	35,703
Ingles Markets, Inc., Class A	640	57,606
Maplebear, Inc.(a)	6,802	303,369
PriceSmart, Inc.	1,123	217,761
Sprouts Farmers Market, Inc.(a)	4,204	366,421
United Natural Foods, Inc.(a)	2,630	133,683
Weis Markets, Inc.	579	44,612
Yesway, Inc., Class A(a)(b)	714	14,937
		2,128,613
Containers & Packaging — 0.8%
AptarGroup, Inc.	2,846	381,250
Avery Dennison Corp.	3,407	578,270
Crown Holdings, Inc.	4,987	587,718
Graphic Packaging Holding Co.	11,362	121,914
Greif, Inc., Class A, NVS	1,009	87,329
Greif, Inc., Class B	120	13,018
Myers Industries, Inc.	1,388	47,414
O-I Glass, Inc.(a)	6,416	45,874
Silgan Holdings, Inc.	3,773	150,845
Sonoco Products Co.	4,170	235,021
TriMas Corp.	1,214	48,475
		2,297,128
Distributors — 0.2%
GigaCloud Technology, Inc., Class A(a)(b)	1,247	54,544
Security	Shares	Value
Distributors (continued)
LKQ Corp.	10,952	$ 245,872
Pool Corp.	1,443	267,980
		568,396
Diversified Consumer Services — 1.1%
ADT, Inc.	21,697	165,765
American Public Education, Inc.(a)	768	37,256
Bright Horizons Family Solutions, Inc.(a)	2,317	172,709
Carriage Services, Inc.	562	22,688
Coursera, Inc.(a)(b)	8,299	44,068
Covista, Inc.(a)	1,479	184,653
Driven Brands Holdings, Inc.(a)	2,822	40,270
Duolingo, Inc., Class A(a)(b)	1,698	228,907
Frontdoor, Inc.(a)	3,032	220,214
Graham Holdings Co., Class B	147	176,920
Grand Canyon Education, Inc.(a)	1,154	167,722
H&R Block, Inc.	5,549	244,323
Laureate Education, Inc., Class A(a)	5,127	196,415
Lincoln Educational Services Corp.(a)	1,156	48,344
Matthews International Corp., Class A	1,314	36,464
McGraw Hill, Inc.(a)	1,122	12,297
OneSpaWorld Holdings Ltd.	4,069	104,817
Perdoceo Education Corp.	2,778	88,368
Phoenix Education Partners, Inc.(b)	232	6,633
Service Corp. International	6,129	528,259
Strategic Education, Inc.	919	75,358
Stride, Inc.(a)(b)	1,750	140,508
Universal Technical Institute, Inc.(a)	2,315	91,003
		3,033,961
Diversified REITs — 0.2%
American Assets Trust, Inc.	2,181	51,450
Broadstone Net Lease, Inc.	7,959	170,402
Essential Properties Realty Trust, Inc.	9,320	291,623
Global Net Lease, Inc.	8,415	73,379
		586,854
Diversified Telecommunication Services — 0.4%
Bandwidth, Inc., Class A(a)	1,306	51,117
Cogent Communications Holdings, Inc.	2,243	30,281
Globalstar, Inc.(a)	2,306	192,274
IDT Corp., Class B	897	59,076
Iridium Communications, Inc.	4,215	199,538
Liberty Capital Corp., Class A(a)(b)	142	3,357
Liberty Capital Corp., Class C, NVS(a)	1,493	34,593
Liberty Global Ltd., Class A(a)	7,607	80,710
Liberty Global Ltd., Class C, NVS(a)	5,358	55,509
Liberty Latin America Ltd., Class A(a)	2,081	16,960
Liberty Latin America Ltd., Class C, NVS(a)	5,659	45,668
Lumen Technologies, Inc.(a)	40,366	257,535
Uniti Group, Inc.(a)	7,689	74,737
		1,101,355
Electric Utilities — 0.9%
Hawaiian Electric Industries, Inc.(a)(b)	7,649	98,825
IDACORP, Inc.	2,382	340,412
MGE Energy, Inc.	1,619	128,759
OGE Energy Corp.	9,220	436,567
Oklo, Inc., Class A(a)(b)	6,815	264,627
Otter Tail Corp.	1,865	164,903
Pinnacle West Capital Corp.	5,468	552,213
Portland General Electric Co.	5,133	253,211
TXNM Energy, Inc.	4,507	261,045
		2,500,562

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 1.4%
Acuity, Inc.	1,353	$ 444,312
Allient, Inc.	569	49,765
American Superconductor Corp.(a)(b)	2,085	61,236
Amprius Technologies, Inc.(a)	5,401	51,850
Array Technologies, Inc.(a)(b)	5,515	28,788
Atkore, Inc.	1,376	100,393
Babcock & Wilcox Enterprises, Inc.(a)	5,134	47,849
Energy Vault Holdings, Inc.(a)(b)	6,100	17,385
EnerSys	1,553	288,936
Enovix Corp.(a)(b)	8,557	34,998
Eos Energy Enterprises, Inc., Class A(a)(b)	14,782	49,963
Fluence Energy, Inc., Class A(a)(b)	2,664	37,109
Forgent Power Solutions, Inc., Class A(a)	4,038	134,344
Generac Holdings, Inc.(a)	2,625	517,414
LSI Industries, Inc.	1,346	31,483
NANO Nuclear Energy, Inc.(a)(b)	1,866	29,688
NuScale Power Corp., Class A(a)(b)	14,597	122,907
Plug Power, Inc.(a)(b)	61,410	126,505
Powell Industries, Inc.	1,333	278,170
Power Solutions International, Inc.(a)	384	10,602
Preformed Line Products Co.	130	46,407
Regal Rexnord Corp.	2,875	590,036
Sensata Technologies Holding PLC	6,165	285,378
Shoals Technologies Group, Inc., Class A(a)	7,349	64,230
Sunrun, Inc.(a)	10,131	99,385
Vicor Corp.(a)	1,102	228,522
X-Energy, Inc., Class A(a)(b)	1,967	32,082
		3,809,737
Electronic Equipment, Instruments & Components — 2.5%
Advanced Energy Industries, Inc.	1,688	488,710
Aeva Technologies, Inc.(a)(b)	1,016	17,821
Arlo Technologies, Inc.(a)(b)	4,855	71,466
Arrow Electronics, Inc.(a)	1,919	415,598
Avnet, Inc.	3,481	309,252
Badger Meter, Inc.	1,260	169,281
Bel Fuse, Inc., Class A	71	15,842
Bel Fuse, Inc., Class B, NVS	528	143,600
Belden, Inc.	1,668	206,915
Benchmark Electronics, Inc.	1,416	112,954
Cognex Corp.	6,831	445,654
Crane NXT Co.	2,337	121,407
CTS Corp.	1,211	77,649
Daktronics, Inc.(a)	1,597	31,573
ePlus, Inc.	1,076	99,433
Evolv Technologies Holdings, Inc., Class A(a)	7,083	39,169
Ingram Micro Holding Corp.	2,036	57,435
Insight Enterprises, Inc.(a)	1,276	164,515
IPG Photonics Corp.(a)	1,062	90,334
Itron, Inc.(a)(b)	1,898	189,155
Knowles Corp.(a)	3,578	130,919
LightPath Technologies, Inc., Class A(a)	2,511	26,039
Lightwave Logic, Inc.(a)(b)	6,686	43,192
Littelfuse, Inc.	1,125	497,396
Mirion Technologies, Inc., Class A(a)(b)	10,071	150,864
Napco Security Technologies, Inc.	1,587	58,846
nLight, Inc.(a)	2,393	164,638
Novanta, Inc.(a)	1,582	225,514
OSI Systems, Inc.(a)	719	159,179
Ouster, Inc.(a)(b)	2,786	108,682
PC Connection, Inc.	576	48,223
Plexus Corp.(a)	1,066	267,928
Ralliant Corp.	5,011	327,569
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Rogers Corp.(a)	731	$ 90,257
Sanmina Corp.(a)	2,316	429,757
ScanSource, Inc.(a)	957	54,185
Vishay Intertechnology, Inc.	6,250	213,875
Vishay Precision Group, Inc.(a)	532	48,971
Vontier Corp.	6,243	200,588
Zebra Technologies Corp., Class A(a)	2,152	632,301
		7,146,686
Energy Equipment & Services — 1.3%
Archrock, Inc.	7,657	273,814
Atlas Energy Solutions, Inc.	3,509	37,862
Bristow Group, Inc.	1,070	48,492
Cactus, Inc., Class A	2,958	192,300
Flowco Holdings, Inc., Class A	1,596	32,638
Helix Energy Solutions Group, Inc.(a)	5,539	52,676
Helmerich & Payne, Inc.	3,968	137,174
Innovex International, Inc.(a)	2,002	56,216
Kodiak Gas Services, Inc.	4,436	260,438
Liberty Energy, Inc., Class A	6,924	129,548
Nabors Industries Ltd.(a)	623	53,372
Noble Corp. PLC	5,424	229,978
NOV, Inc.	15,671	304,488
Oceaneering International, Inc.(a)(b)	4,436	216,388
Patterson-UTI Energy, Inc.	16,808	176,148
ProFrac Holding Corp., Class A(a)	1,453	5,870
ProPetro Holding Corp.(a)	4,328	48,041
RPC, Inc.	4,465	25,049
Seadrill Ltd.(a)	2,558	114,701
Select Water Solutions, Inc., Class A	5,006	92,711
Solaris Energy Infrastructure, Inc., Class A	2,328	119,682
TETRA Technologies, Inc.(a)	5,840	44,968
Tidewater, Inc.(a)	2,075	155,749
Transocean Ltd.(a)	45,312	241,060
Valaris Ltd.(a)	2,506	198,450
Weatherford International PLC	3,190	280,050
		3,527,863
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(a)	28,272	79,727
Atlanta Braves Holdings, Inc., Class A(a)	483	26,280
Atlanta Braves Holdings, Inc., Class C, NVS(a)	2,172	110,403
Cinemark Holdings, Inc.	4,355	159,349
IMAX Corp.(a)(b)	2,072	99,125
Liberty Live Holdings, Inc., Class A(a)	797	75,492
Liberty Live Holdings, Inc., Class C, NVS(a)	1,960	193,256
Lionsgate Studios Corp.(a)(b)	9,010	119,653
Madison Square Garden Entertainment Corp., Class A(a)	1,795	138,682
Madison Square Garden Sports Corp., Class A(a)	751	295,654
Playtika Holding Corp.	3,472	13,853
Roku, Inc., Class A(a)	5,832	845,698
Sphere Entertainment Co., Class A(a)	1,208	173,046
Stubhub Holdings, Inc., Class A(a)	8,841	74,618
Warner Music Group Corp., Class A	6,115	158,745
		2,563,581
Financial Services — 2.0%
Burford Capital Ltd.	10,158	41,851
Chime Financial, Inc., Class A(a)	9,161	210,611
Corebridge Financial, Inc.	11,477	357,968
Enact Holdings, Inc.	1,511	71,500
Equitable Holdings, Inc.	12,003	571,943
Essent Group Ltd.	4,205	277,362
Euronet Worldwide, Inc.(a)	1,801	128,465

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
EVERTEC, Inc.	2,746	$ 83,588
Federal Agricultural Mortgage Corp., Class C, NVS	448	101,965
Flywire Corp.(a)	5,325	85,253
HA Sustainable Infrastructure Capital, Inc.	6,177	233,923
Jack Henry & Associates, Inc.	3,336	513,877
Jackson Financial, Inc., Class A	2,881	352,289
Marqeta, Inc., Class A(a)	4,391	76,228
Merchants Bancorp	1,133	62,519
MGIC Investment Corp.	9,522	286,041
NCR Atleos Corp.(a)	3,470	163,194
NMI Holdings, Inc., Class A(a)	3,282	145,393
Paymentus Holdings, Inc., Class A(a)	2,760	94,116
Payoneer Global, Inc.(a)	9,885	70,875
PennyMac Financial Services, Inc., Class A	1,334	100,597
Radian Group, Inc.	6,436	250,940
Remitly Global, Inc.(a)	6,888	156,840
Sezzle, Inc.(a)(b)	848	131,228
Shift4 Payments, Inc., Class A(a)(b)	2,933	155,449
UWM Holdings Corp., Class A	17,712	32,236
Velocity Financial, Inc.(a)(b)	1,082	18,978
Voya Financial, Inc.	4,002	397,919
Walker & Dunlop, Inc.	1,595	79,256
Western Union Co. (The)	13,662	86,890
WEX, Inc.(a)	1,455	272,027
		5,611,321
Food Products — 1.4%
Cal-Maine Foods, Inc.	1,952	171,346
Campbell’s Co. (The)	8,519	187,248
Conagra Brands, Inc.	20,861	302,693
Darling Ingredients, Inc.(a)	7,071	428,785
Del Monte Corp.	1,525	45,308
Dole PLC	3,435	48,571
Flowers Foods, Inc.	8,510	59,740
Freshpet, Inc.(a)	2,091	124,498
Hormel Foods Corp.	12,965	324,255
Ingredion, Inc.	2,573	255,911
J & J Snack Foods Corp.	627	47,965
J M Smucker Co. (The)	4,728	563,861
Lamb Weston Holdings, Inc.	5,823	305,999
Marzetti Co. (The)	903	96,504
McCormick & Co., Inc., NVS	11,350	577,715
Mission Produce, Inc.(a)	2,122	26,758
Pilgrim’s Pride Corp.	1,933	52,887
Post Holdings, Inc.(a)	1,685	154,026
Seaboard Corp.	11	48,546
Seneca Foods Corp., Class A(a)	202	33,429
Simply Good Foods Co. (The)(a)	3,877	39,468
Smithfield Foods, Inc.	2,007	52,262
Tootsie Roll Industries, Inc.	795	31,021
		3,978,796
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	1,007	133,709
MDU Resources Group, Inc.	8,988	179,311
National Fuel Gas Co.	4,246	349,488
New Jersey Resources Corp.	4,310	249,506
Northwest Natural Holding Co.	1,916	93,731
ONE Gas, Inc.	2,658	206,394
Southwest Gas Holdings, Inc.	2,763	247,012
Spire, Inc.	2,522	201,407
UGI Corp.	9,627	347,727
		2,008,285
Security	Shares	Value
Ground Transportation — 1.0%
ArcBest Corp.(b)	993	$ 143,340
Avis Budget Group, Inc.(a)(b)	774	106,379
Hertz Global Holdings, Inc.(a)(b)	4,177	6,621
Knight-Swift Transportation Holdings, Inc.	7,017	487,892
Landstar System, Inc.	1,516	264,951
Lyft, Inc., Class A(a)	16,133	255,869
Marten Transport Ltd.	2,416	35,733
RXO, Inc.(a)	7,248	146,772
Ryder System, Inc.	1,709	438,222
Saia, Inc.(a)	1,186	412,289
Schneider National, Inc., Class B	2,153	76,948
U-Haul Holding Co.(a)(b)	402	28,506
U-Haul Holding Co., NVS	4,299	269,031
Werner Enterprises, Inc.	2,627	98,302
		2,770,855
Health Care Equipment & Supplies — 2.7%
Align Technology, Inc.(a)	3,096	523,719
Alphatec Holdings, Inc.(a)	5,049	48,067
Artivion, Inc.(a)	2,111	56,638
AtriCure, Inc.(a)	2,111	79,711
Axogen, Inc.(a)	2,291	96,703
Baxter International, Inc.	23,045	602,857
Butterfly Network, Inc., Class A(a)	7,705	54,783
CONMED Corp.	1,278	59,171
Cooper Cos., Inc. (The)(a)(b)	8,750	632,800
DENTSPLY SIRONA, Inc.	9,191	122,884
Enovis Corp.(a)	2,335	68,065
Envista Holdings Corp.(a)	7,080	193,355
Establishment Labs Holdings, Inc.(a)	1,068	98,833
Glaukos Corp.(a)	2,527	421,301
Globus Medical, Inc., Class A(a)(b)	5,059	398,599
Haemonetics Corp.(a)	1,979	169,284
ICU Medical, Inc.(a)	992	167,162
Inspire Medical Systems, Inc.(a)	1,214	60,955
Insulet Corp.(a)	3,114	514,900
Integer Holdings Corp.(a)	1,432	173,573
Integra LifeSciences Holdings Corp.(a)	2,961	49,301
iRadimed Corp.	393	35,708
IRhythm Holdings, Inc.(a)	1,451	170,014
Kestra Medical Technologies Ltd.(a)(b)	1,350	30,821
Lantheus Holdings, Inc.(a)	2,906	289,554
LeMaitre Vascular, Inc.	975	98,787
LivaNova PLC(a)	2,358	188,970
Merit Medical Systems, Inc.(a)	2,621	222,811
Neogen Corp.(a)	8,896	107,108
Novocure Ltd.(a)	4,686	69,540
Omnicell, Inc.(a)	1,779	62,923
Penumbra, Inc.(a)	1,690	542,811
Procept Biorobotics Corp.(a)(b)	2,499	46,531
Pulse Biosciences, Inc.(a)(b)	817	28,701
QuidelOrtho Corp.(a)	3,033	50,863
Solventum Corp.(a)	6,560	560,486
STAAR Surgical Co.(a)	1,321	32,180
Strive, Inc., Class A(a)(b)	2,995	33,275
Tandem Diabetes Care, Inc.(a)	3,030	59,085
Teleflex, Inc.	1,985	271,369
TransMedics Group, Inc.(a)	1,441	110,251
UFP Technologies, Inc.(a)(b)	349	88,918
		7,693,367
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc.(a)	3,856	114,215
AdaptHealth Corp.(a)	3,624	39,139

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Addus HomeCare Corp.(a)	840	$ 97,003
Alignment Healthcare, Inc.(a)(b)	4,833	71,770
AMN Healthcare Services, Inc.(a)(b)	1,789	60,164
Ardent Health, Inc.(a)	1,097	11,705
Astrana Health, Inc.(a)	1,688	60,025
Aveanna Healthcare Holdings, Inc.(a)	2,211	20,761
Billiontoone, Inc., Class A(a)	256	35,482
BrightSpring Health Services, Inc.(a)	6,777	404,655
Brookdale Senior Living, Inc.(a)	9,761	142,511
Castle Biosciences, Inc.(a)	1,252	35,056
Chemed Corp.	593	315,624
Clover Health Investments Corp., Class A(a)	19,297	80,468
Concentra Group Holdings Parent, Inc.	5,372	170,024
CorVel Corp.(a)	1,354	81,321
DaVita, Inc.(a)	1,555	373,340
Encompass Health Corp.	4,407	489,485
Ensign Group, Inc. (The)	2,608	464,641
GeneDx Holdings Corp., Class A(a)	1,116	72,663
Guardant Health, Inc.(a)	5,705	924,153
Guardian Pharmacy Services, Inc., Class A(a)(b)	1,567	61,943
HealthEquity, Inc.(a)(b)	3,719	374,169
Henry Schein, Inc.(a)	4,208	360,836
Hims & Hers Health, Inc., Class A(a)(b)	9,005	250,069
Hinge Health, Inc., Class A(a)	1,941	145,012
Innovage Holding Corp.(a)	928	10,542
LifeStance Health Group, Inc.(a)	8,995	94,268
Lumexa Imaging Holdings, Inc.(a)(b)	1,092	11,368
Molina Healthcare, Inc.(a)	2,322	454,230
National HealthCare Corp.	627	141,721
NeoGenomics, Inc.(a)	5,811	88,850
Nutex Health, Inc.(a)	209	30,813
Omada Health, Inc.(a)(b)	2,055	40,771
OPKO Health, Inc.(a)	17,135	22,618
Option Care Health, Inc.(a)	6,964	160,381
PACS Group, Inc.(a)	2,126	97,817
Pediatrix Medical Group, Inc.(a)(b)	3,649	96,735
Pennant Group, Inc. (The)(a)	1,552	62,577
Privia Health Group, Inc.(a)	5,155	122,019
Progyny, Inc.(a)	3,377	105,126
RadNet, Inc.(a)	3,033	193,445
Sonida Senior Living, Inc.(a)	1,276	51,499
Surgery Partners, Inc.(a)	3,536	54,454
Talkspace, Inc.(a)	5,736	29,942
U.S. Physical Therapy, Inc.	665	52,575
Universal Health Services, Inc., Class B	2,290	385,728
		7,563,713
Health Care REITs — 1.3%
Alexandria Real Estate Equities, Inc.	6,692	344,303
American Healthcare REIT, Inc.	8,509	473,100
CareTrust REIT, Inc.	9,639	404,260
Diversified Healthcare Trust	7,280	64,792
Healthcare Realty Trust, Inc.	15,168	318,680
Healthpeak Properties, Inc.	31,231	681,773
Janus Living, Inc., Class A	3,347	101,113
LTC Properties, Inc.	2,227	89,615
Medical Properties Trust, Inc.	21,971	101,726
National Health Investors, Inc.	1,973	151,230
National Healthcare Properties, Inc.(b)	1,966	30,060
Omega Healthcare Investors, Inc.	13,291	672,923
Sabra Health Care REIT, Inc.	10,972	232,277
		3,665,852
Security	Shares	Value
Health Care Technology — 0.2%
Certara, Inc.(a)	4,588	$ 37,163
Doximity, Inc., Class A(a)	5,498	114,963
HeartFlow, Inc.(a)	3,277	82,679
Schrodinger, Inc.(a)	2,535	38,380
Teladoc Health, Inc.(a)	7,717	51,781
Waystar Holding Corp.(a)	6,047	127,652
		452,618
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	9,809	161,947
DiamondRock Hospitality Co.	8,507	112,633
Host Hotels & Resorts, Inc.	30,123	756,991
Park Hotels & Resorts, Inc.	8,460	127,408
Pebblebrook Hotel Trust	4,908	93,743
RLJ Lodging Trust	5,482	67,154
Ryman Hospitality Properties, Inc.	2,753	367,938
Service Properties Trust	4,770	38,303
Sunstone Hotel Investors, Inc.	7,460	87,804
Xenia Hotels & Resorts, Inc.	4,046	83,267
		1,897,188
Hotels, Restaurants & Leisure — 3.0%
Accel Entertainment, Inc., Class A(a)	2,484	29,858
Aramark	11,687	665,808
Biglari Holdings, Inc., Class A(a)(b)	4	7,938
Biglari Holdings, Inc., Class B, NVS(a)	30	11,925
BJ’s Restaurants, Inc.(a)	813	54,967
Boyd Gaming Corp.	2,287	194,532
Brinker International, Inc.(a)	1,911	408,381
Caesars Entertainment, Inc.(a)	8,774	261,026
Cava Group, Inc.(a)	4,323	281,989
Cheesecake Factory, Inc. (The)	2,028	205,680
Choice Hotels International, Inc.(b)	1,171	130,555
Churchill Downs, Inc.	2,995	252,478
Domino’s Pizza, Inc.	1,338	464,875
DraftKings, Inc., Class A(a)	21,190	497,541
Dutch Bros, Inc., Class A(a)(b)	5,565	366,344
First Watch Restaurant Group, Inc.(a)	2,662	34,207
Global Business Travel Group I, Class A(a)	5,861	55,328
Hilton Grand Vacations, Inc.(a)	2,652	122,363
Hyatt Hotels Corp., Class A(b)	1,773	308,608
Life Time Group Holdings, Inc.(a)	7,088	319,669
Lindblad Expeditions Holdings, Inc.(a)	2,193	64,869
Marriott Vacations Worldwide Corp.	1,262	123,058
MGM Resorts International(a)	8,465	377,285
Monarch Casino & Resort, Inc.	535	65,671
Navan, Inc., Class A(a)	4,390	116,862
Norwegian Cruise Line Holdings Ltd.(a)	19,517	361,650
Papa John’s International, Inc.	1,505	45,000
Penn Entertainment, Inc.(a)	5,815	119,382
Planet Fitness, Inc., Class A(a)	3,390	189,535
Pursuit Attractions & Hospitality, Inc.(a)	894	45,174
Red Rock Resorts, Inc., Class A	2,182	140,608
Rush Street Interactive, Inc., Class A(a)(b)	3,878	104,357
Shake Shack, Inc., Class A(a)	1,618	101,530
Six Flags Entertainment Corp.(a)	4,224	73,202
Target Hospitality Corp.(a)	1,886	28,667
Texas Roadhouse, Inc.	2,930	601,939
Travel + Leisure Co.	2,702	205,406
United Parks & Resorts, Inc.(a)	1,040	46,415
Vail Resorts, Inc.	1,581	236,170
Wendy’s Co. (The)(b)	6,705	49,349
Wingstop, Inc.	1,209	156,553

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	3,247	$ 243,070
Wynn Resorts Ltd.	3,393	336,959
		8,506,783
Household Durables — 0.9%
Cavco Industries, Inc.(a)	319	174,502
Century Communities, Inc.	985	66,153
Champion Homes, Inc.(a)	2,271	180,794
Green Brick Partners, Inc.(a)	1,341	94,849
Installed Building Products, Inc.	1,037	231,189
KB Home	2,563	140,888
La-Z-Boy, Inc.	1,641	64,622
Leggett & Platt, Inc.	6,237	61,123
LGI Homes, Inc.(a)(b)	831	45,348
M/I Homes, Inc.(a)	1,107	161,766
Meritage Homes Corp.	2,823	198,175
Mohawk Industries, Inc.(a)	2,128	261,957
Newell Brands, Inc.	17,267	96,695
Sonos, Inc.(a)	4,795	70,295
Toll Brothers, Inc.	4,195	612,008
Whirlpool Corp.	2,738	102,675
		2,563,039
Household Products — 0.4%
Central Garden & Pet Co.(a)	315	13,561
Central Garden & Pet Co., Class A, NVS(a)	2,266	85,904
Clorox Co. (The)	5,390	514,907
Energizer Holdings, Inc.	2,611	54,752
Oil-Dri Corp. of America	471	46,728
Reynolds Consumer Products, Inc.	2,522	62,898
Spectrum Brands Holdings, Inc.	957	84,953
WD-40 Co.	591	134,240
		997,943
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	30,507	447,843
Clearway Energy, Inc., Class C	5,138	163,029
Ormat Technologies, Inc.	2,616	255,269
		866,141
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	11,250	158,512
EastGroup Properties, Inc.	2,392	499,952
First Industrial Realty Trust, Inc.	5,226	344,080
Innovative Industrial Properties, Inc.	1,239	72,866
Lineage, Inc.	2,701	114,441
LXP Industrial Trust	2,550	154,351
Rexford Industrial Realty, Inc.	10,076	380,571
STAG Industrial, Inc.	8,549	327,085
Terreno Realty Corp.	4,436	317,839
		2,369,697
Insurance — 3.7%
Accelerant Holdings, Class A(a)	2,574	30,579
American Financial Group, Inc.	3,208	454,638
Assurant, Inc.	2,203	615,056
Assured Guaranty Ltd.	1,892	156,506
Ategrity Specialty Holdings LLC(a)	453	10,881
Axis Capital Holdings Ltd.	3,149	331,653
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	4,246	117,784
Bowhead Specialty Holdings, Inc.(a)	701	21,444
Brighthouse Financial, Inc.(a)	2,585	160,037
CNO Financial Group, Inc.	4,087	225,153
Employers Holdings, Inc.	711	35,941
Erie Indemnity Co., Class A, NVS	1,118	270,601
Security	Shares	Value
Insurance (continued)
Everest Group Ltd.	1,328	$ 496,871
Exzeo Group, Inc.(a)(b)	682	10,585
F&G Annuities & Life, Inc.	1,558	44,512
First American Financial Corp.	4,369	327,631
Genworth Financial, Inc., Class A(a)	16,697	164,132
Globe Life, Inc.	3,482	634,594
Goosehead Insurance, Inc., Class A(a)	971	60,202
Hagerty, Inc., Class A(a)	1,857	21,411
Hamilton Insurance Group Ltd., Class B	2,150	77,314
Hanover Insurance Group, Inc. (The)	1,509	351,039
HCI Group, Inc.	446	78,054
Heritage Insurance Holdings, Inc.(a)	1,062	31,191
Horace Mann Educators Corp.	1,680	87,545
Kemper Corp.	2,316	65,728
Kinsale Capital Group, Inc.	989	352,499
Lemonade, Inc.(a)(b)	3,117	150,582
Lincoln National Corp.	7,481	341,208
Mercury General Corp.	1,096	117,404
Neptune Insurance Holdings, Inc., Class A(a)	1,004	31,837
Old Republic International Corp.	10,156	438,841
Oscar Health, Inc., Class A(a)	10,063	314,167
Palomar Holdings, Inc.(a)	1,156	154,661
Porch Group, Inc.(a)(b)	3,655	52,815
Primerica, Inc.	1,408	450,504
Reinsurance Group of America, Inc.	2,864	678,338
RenaissanceRe Holdings Ltd.	1,741	557,085
RLI Corp.	3,715	227,507
Root, Inc., Class A(a)	550	29,783
Ryan Specialty Holdings, Inc., Class A	4,917	217,135
Safety Insurance Group, Inc.	647	66,893
Selective Insurance Group, Inc.	2,655	251,667
SiriusPoint Ltd.(a)	3,476	82,207
Skyward Specialty Insurance Group, Inc.(a)	1,829	109,649
Slide Insurance Holdings, Inc.(a)(b)	2,934	58,592
Stewart Information Services Corp.	1,272	85,974
Trupanion, Inc.(a)(b)	1,486	36,392
United Fire Group, Inc.	936	48,073
Universal Insurance Holdings, Inc.	1,188	51,927
Unum Group	6,536	562,815
White Mountains Insurance Group Ltd.	103	216,066
		10,565,703
Interactive Media & Services — 0.6%
Cargurus, Inc., Class A(a)	3,029	109,771
Grindr, Inc.(a)	1,501	26,027
Match Group, Inc.	10,407	410,140
People, Inc.(a)	2,675	111,200
Pinterest, Inc., Class A(a)	21,359	512,830
RUM Group, Inc., Class A(a)(b)	5,230	30,543
Snap, Inc., Class A, NVS(a)	47,902	224,660
Taboola.com Ltd.(a)(b)	5,454	27,324
TripAdvisor, Inc.(a)(b)	5,039	71,377
Trump Media & Technology Group Corp., Class A(a)(b)	7,083	69,838
Webtoon Entertainment, Inc.(a)(b)	980	8,938
Yelp, Inc.(a)	2,274	60,102
Ziff Davis, Inc.(a)	1,549	82,221
ZoomInfo Technologies, Inc., Class A(a)	10,192	33,634
		1,778,605
IT Services — 1.5%
Akamai Technologies, Inc.(a)(b)	6,384	735,309
Applied Digital Corp.(a)	10,940	299,647
BigBear.ai Holdings, Inc.(a)(b)	21,064	58,768
DigitalOcean Holdings, Inc.(a)	3,346	393,155

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
DXC Technology Co.(a)	7,192	$ 80,838
EPAM Systems, Inc.(a)	2,312	244,055
Everforth, Inc.(a)	1,667	47,409
Fastly, Inc., Class A(a)(b)	6,392	144,843
Gartner, Inc.(a)(b)	2,864	432,521
GoDaddy, Inc., Class A(a)	5,893	487,587
Kyndryl Holdings, Inc.(a)	9,939	134,673
Okta, Inc., Class A(a)	7,506	1,065,327
		4,124,132
Leisure Products — 0.6%
Acushnet Holdings Corp.	1,236	125,170
Brunswick Corp.	2,942	232,418
Callaway Golf Co.(a)	6,293	116,169
Hasbro, Inc.	5,730	538,276
Mattel, Inc.(a)	12,345	186,286
Peloton Interactive, Inc., Class A(a)	17,529	112,010
Polaris, Inc.	2,308	154,820
Tron, Inc.(a)(b)	2,317	3,244
YETI Holdings, Inc.(a)(b)	3,321	162,530
		1,630,923
Life Sciences Tools & Services — 1.6%
10X Genomics, Inc., Class A(a)	4,864	229,922
Adaptive Biotechnologies Corp.(a)	6,849	154,582
Alamar Biosciences, Inc.(a)	625	15,850
Avantor, Inc.(a)	29,223	402,693
Azenta, Inc.(a)	1,702	47,877
BioLife Solutions, Inc.(a)	1,876	58,681
Bio-Rad Laboratories, Inc., Class A(a)	796	259,082
Bio-Techne Corp.	7,054	508,523
Bruker Corp.(b)	4,637	291,389
Charles River Laboratories International, Inc.(a)(b)	2,125	494,084
Fortrea Holdings, Inc.(a)	4,178	80,092
Medpace Holdings, Inc.(a)	1,019	588,075
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Repligen Corp.(a)	2,394	337,578
Revvity, Inc.(b)	5,010	563,725
Sotera Health Co.(a)	10,866	194,067
Tempus AI, Inc., Class A(a)(b)	5,153	226,062
		4,452,282
Machinery — 4.8%
Aebi Schmidt Holding AG	1,658	21,372
AGCO Corp.	2,433	248,555
Alamo Group, Inc.	470	74,768
Albany International Corp., Class A	1,246	92,839
Alliance Laundry Holdings, Inc.(a)	2,033	53,610
Allison Transmission Holdings, Inc.	3,703	424,142
Astec Industries, Inc.	867	43,922
Atmus Filtration Technologies, Inc.	620	32,011
Blue Bird Corp.(a)	1,312	97,600
CECO Environmental Corp.(a)	2,298	151,415
CNH Industrial NV	38,233	391,888
Crane Co.	2,198	469,185
Donaldson Co., Inc.	5,146	484,959
Douglas Dynamics, Inc.	945	41,703
Enerpac Tool Group Corp., Class A	2,284	81,630
Enpro, Inc.	940	295,085
Esab Corp.(b)	2,538	219,613
ESCO Technologies, Inc.	1,139	359,115
Federal Signal Corp.	2,726	340,614
Flowserve Corp.	5,522	419,617
Security	Shares	Value
Machinery (continued)
Franklin Electric Co., Inc.	1,706	$ 178,652
Gates Industrial Corp. Ltd.(a)	10,177	284,752
Gorman-Rupp Co. (The)	965	78,348
Graco, Inc.	7,391	586,698
Graham Corp.(a)	509	48,813
Greenbrier Cos., Inc. (The)	1,135	55,899
Helios Technologies, Inc.	1,324	103,153
Hillman Solutions Corp.(a)	7,672	60,379
IDEX Corp.	3,069	707,251
JBT Marel Corp.	2,309	319,727
Kadant, Inc.	526	161,745
Kennametal, Inc.	3,295	111,931
Lincoln Electric Holdings, Inc.	2,452	640,732
Lindsay Corp.	446	49,426
Middleby Corp. (The)(a)	2,089	279,049
Mueller Industries, Inc.	9,865	655,135
Mueller Water Products, Inc., Class A	6,940	175,166
Nordson Corp.	2,239	666,729
Oshkosh Corp.	2,770	394,476
Pentair PLC	7,205	471,495
Proto Labs, Inc.(a)	1,072	80,454
SPX Technologies, Inc.(a)	2,164	475,258
Standex International Corp.	537	159,220
Stanley Black & Decker, Inc.	6,782	641,441
Symbotic, Inc., Class A(a)(b)	2,892	124,501
Tennant Co.	755	63,443
Terex Corp.	5,000	314,200
Timken Co. (The)	2,695	370,697
Toro Co. (The)	4,329	397,705
Trinity Industries, Inc.	3,145	98,250
Watts Water Technologies, Inc., Class A	1,183	409,069
Worthington Enterprises, Inc.	1,314	73,860
		13,581,297
Marine Transportation — 0.2%
Genco Shipping & Trading Ltd.	1,610	41,119
Kirby Corp.(a)	2,294	300,835
Matson, Inc.	1,320	267,419
		609,373
Media — 0.9%
Clear Channel Outdoor Holdings, Inc.(a)	10,656	25,788
DoubleVerify Holdings, Inc.(a)	6,077	68,366
iHeartMedia, Inc., Class A(a)	4,294	15,415
John Wiley & Sons, Inc., Class A	1,731	90,358
Liberty Broadband Corp., Class A(a)	777	26,465
Liberty Broadband Corp., Class C, NVS(a)	5,216	177,553
Magnite, Inc.(a)	5,798	111,901
New York Times Co. (The), Class A	6,403	479,521
Nexstar Media Group, Inc., Class A	1,215	231,494
NIQ Global Intelligence PLC(a)	3,065	34,236
Paramount Skydance Corp., Class B, NVS	40,399	321,576
Sirius XM Holdings, Inc.	8,266	244,839
Stagwell, Inc., Class A(a)	4,852	40,999
Trade Desk, Inc. (The), Class A(a)	18,123	326,939
U.S.A. TODAY Co., Inc.(a)	5,707	49,594
Versant Media Group, Inc., Class A	6,209	223,462
		2,468,506
Metals & Mining — 0.8%
Alpha Metallurgical Resources, Inc.(a)	454	62,271
Century Aluminum Co.(a)	3,054	136,728
Cleveland-Cliffs, Inc.(a)	25,547	294,301
Commercial Metals Co.	4,656	319,960

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Compass Minerals International, Inc.(a)	1,473	$ 43,218
Constellium SE, Class A(a)	5,384	149,567
Hecla Mining Co.	27,569	389,274
Hycroft Mining Holding Corp., Class A(a)	2,356	46,013
Ivanhoe Electric, Inc.(a)	5,249	48,028
Kaiser Aluminum Corp.	671	107,145
Materion Corp.	920	193,973
McEwen, Inc.(a)(b)	2,285	39,508
Metallus, Inc.(a)	1,565	31,488
MP Materials Corp., Class A(a)(b)	6,270	259,390
Ramaco Resources, Inc., Class A(a)	1,473	13,507
Ryerson Holding Corp.	2,173	60,388
United States Antimony Corp.(a)(b)	5,621	28,498
USA Rare Earth, Inc., Class A(a)(b)	8,007	119,705
Worthington Steel, Inc.	1,406	50,630
		2,393,592
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Adamas Trust, Inc.	3,768	34,176
AGNC Investment Corp.	51,435	548,297
Apollo Commercial Real Estate Finance, Inc.	5,220	34,556
Arbor Realty Trust, Inc.	8,136	40,761
ARMOUR Residential REIT, Inc.	5,480	90,256
Blackstone Mortgage Trust, Inc., Class A	7,210	104,833
Chimera Investment Corp.	3,642	45,452
Dynex Capital, Inc.	9,485	120,554
Ellington Financial, Inc.	5,362	71,207
Ladder Capital Corp., Class A	5,184	49,559
MFA Financial, Inc.	3,959	36,067
Orchid Island Capital, Inc.	8,901	57,768
PennyMac Mortgage Investment Trust	4,293	40,483
Rithm Capital Corp.	25,638	253,303
Starwood Property Trust, Inc.	16,069	256,783
Two Harbors Investment Corp.	4,575	55,312
		1,839,367
Multi-Utilities — 0.2%
Avista Corp.	3,664	148,209
Black Hills Corp.	3,376	240,405
Northwestern Energy Group, Inc.	2,780	191,097
Unitil Corp.	796	42,936
		622,647
Office REITs — 0.7%
BXP, Inc.	6,603	463,002
COPT Defense Properties	4,991	189,458
Cousins Properties, Inc.	6,810	214,856
Douglas Emmett, Inc.	6,798	80,352
Easterly Government Properties, Inc.	1,917	46,698
Empire State Realty Trust, Inc., Class A	6,748	34,145
Highwoods Properties, Inc.	4,723	156,473
JBG SMITH Properties	2,573	36,151
Kilroy Realty Corp.	4,513	175,195
Piedmont Realty Trust, Inc., Class A(a)	5,626	54,516
SL Green Realty Corp.	3,153	166,888
Vornado Realty Trust	7,217	284,278
		1,902,012
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp.	14,138	310,612
Antero Resources Corp.(a)	13,344	482,252
APA Corp.	15,030	560,920
BKV Corp.(a)	1,185	28,985
California Resources Corp.	3,300	173,646
Calumet, Inc.(a)	3,199	141,364
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Centrus Energy Corp., Class A(a)(b)	785	$ 138,890
Chord Energy Corp.	2,395	336,210
CNX Resources Corp.(a)(b)	6,004	214,943
Comstock Resources, Inc.(a)(b)	2,581	34,224
Core Natural Resources, Inc.	2,211	176,526
Crescent Energy Co., Class A	13,019	149,328
CVR Energy, Inc.	1,384	49,298
Delek U.S. Holdings, Inc.	2,566	174,154
Diversified Energy Co.	3,130	42,130
Dorian LPG Ltd.	1,688	80,045
DT Midstream, Inc.	4,540	626,520
Excelerate Energy, Inc., Class A	1,050	41,234
Granite Ridge Resources, Inc.	3,216	15,276
Green Plains, Inc.(a)	3,028	51,022
Gulfport Energy Corp.(a)	677	109,247
HF Sinclair Corp.	6,521	596,476
HighPeak Energy, Inc.	991	7,086
International Seaways, Inc.	1,888	181,588
Kinetik Holdings, Inc., Class A	3,006	152,013
Kosmos Energy Ltd.(a)	26,474	71,215
Magnolia Oil & Gas Corp., Class A	10,419	267,873
Matador Resources Co.	4,875	243,214
Murphy Oil Corp.	5,899	234,426
NextDecade Corp.(a)(b)	5,412	36,369
Northern Oil & Gas, Inc.	3,757	79,461
Par Pacific Holdings, Inc.(a)	2,196	188,922
PBF Energy, Inc., Class A	4,396	317,743
Peabody Energy Corp.	4,582	97,688
Range Resources Corp.	10,077	404,491
REX American Resources Corp.(a)	1,426	61,375
Riley Exploration Permian, Inc.	634	21,727
SM Energy Co.	10,656	346,533
Talos Energy, Inc.(a)	4,424	67,156
Tamboran Resources Corp.(a)	849	28,229
Uranium Energy Corp.(a)(b)	21,415	205,584
Venture Global, Inc., Class A(b)	11,043	147,755
Viper Energy, Inc., Class A	8,681	387,259
Vitesse Energy, Inc.	1,471	22,948
World Kinect Corp.	2,111	84,144
		8,188,101
Paper & Forest Products — 0.0%
Sylvamo Corp.	1,468	54,918
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	4,487	212,908
American Airlines Group, Inc.(a)	29,374	448,541
Frontier Group Holdings, Inc.(a)(b)	3,816	25,758
JetBlue Airways Corp.(a)	13,145	79,265
Joby Aviation, Inc., Class A(a)(b)	27,862	199,213
SkyWest, Inc.(a)	1,733	185,379
		1,151,064
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	4,993	61,863
Coty, Inc., Class A(a)	15,793	43,431
Edgewell Personal Care Co.	1,915	52,069
elf Beauty, Inc.(a)	2,542	210,706
Herbalife Ltd.(a)	4,583	56,921
Interparfums, Inc.	826	102,878
		527,868
Pharmaceuticals — 2.1%
Alto Neuroscience, Inc.(a)	1,473	39,874
Alumis, Inc.(a)	3,324	93,903

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Amneal Pharmaceuticals, Inc., Class A(a)	5,839	$ 106,970
Amphastar Pharmaceuticals, Inc.(a)	1,338	26,680
Amylyx Pharmaceuticals, Inc.(a)	3,700	75,147
ANI Pharmaceuticals, Inc.(a)	946	74,961
AtaiBeckley, Inc.(a)	13,740	98,653
Avalyn Pharma, Inc.(a)	852	24,529
Axsome Therapeutics, Inc.(a)	1,874	408,513
Collegium Pharmaceutical, Inc.(a)(b)	1,391	49,228
Corcept Therapeutics, Inc.(a)	4,376	501,008
Crinetics Pharmaceuticals, Inc.(a)	4,625	386,280
Edgewise Therapeutics, Inc.(a)	3,892	149,570
Elanco Animal Health, Inc.(a)	21,176	558,411
Enliven Therapeutics, Inc.(a)	2,494	136,696
EyePoint, Inc.(a)(b)	3,155	38,649
Harmony Biosciences Holdings, Inc.(a)	2,155	75,942
Harrow, Inc.(a)(b)	1,222	47,377
Indivior Pharmaceuticals, Inc.(a)	5,188	207,572
Innoviva, Inc.(a)	3,289	68,970
Jazz Pharmaceuticals PLC(a)	2,794	706,491
LB Pharmaceuticals, Inc.(a)(b)	815	32,665
Ligand Pharmaceuticals, Inc.(a)	887	255,048
Liquidia Corp.(a)	3,021	254,096
Maze Therapeutics, Inc.(a)	1,283	34,538
MBX Biosciences, Inc.(a)(b)	1,098	72,391
Nektar Therapeutics(a)	1,294	91,447
Nuvation Bio, Inc., Class A(a)	10,466	66,250
Ocular Therapeutix, Inc.(a)(b)	8,186	66,880
Omeros Corp.(a)	3,076	36,420
Organon & Co.	11,623	157,492
Pacira BioSciences, Inc.(a)	1,678	44,316
Perrigo Co. PLC	5,968	60,336
Phathom Pharmaceuticals, Inc.(a)(b)	2,641	23,109
Phibro Animal Health Corp., Class A	954	34,659
Prestige Consumer Healthcare, Inc.(a)	1,920	96,422
Rapport Therapeutics, Inc.(a)	1,416	58,028
Septerna, Inc.(a)	906	31,212
SpyGlass Pharma, Inc.(a)(b)	698	15,726
Supernus Pharmaceuticals, Inc.(a)	2,371	105,818
Tarsus Pharmaceuticals, Inc.(a)	1,688	99,660
Theravance Biopharma, Inc.(a)	1,740	29,336
Tilray Brands, Inc.(a)(b)	5,304	24,080
Trevi Therapeutics, Inc.(a)	5,335	97,364
VeraDermics, Inc.(a)(b)	1,540	161,700
WaVe Life Sciences Ltd.(a)	6,085	33,528
Xeris Biopharma Holdings, Inc.(a)	7,243	58,523
		5,916,468
Professional Services — 2.1%
Amentum Holdings, Inc.(a)	8,792	195,182
Barrett Business Services, Inc.	1,053	41,109
BlackSky Technology, Inc., Class A(a)(b)	1,377	31,740
Booz Allen Hamilton Holding Corp., Class A	5,295	369,167
CACI International, Inc., Class A(a)	980	487,795
CBIZ, Inc.(a)	2,110	116,219
Clarivate PLC(a)	15,001	29,702
Concentrix Corp.	1,809	44,501
CRA International, Inc.	278	49,770
ExlService Holdings, Inc.(a)	6,762	229,435
Exponent, Inc.	2,085	139,382
First Advantage Corp.(a)(b)	3,577	70,968
FTI Consulting, Inc.(a)	1,311	208,947
Genpact Ltd.	6,088	214,115
Huron Consulting Group, Inc.(a)	690	104,721
Security	Shares	Value
Professional Services (continued)
ICF International, Inc.	761	$ 61,580
Innodata, Inc.(a)(b)	1,396	87,711
Insperity, Inc.	1,531	77,484
KBR, Inc.	5,606	205,236
Korn Ferry	2,054	168,983
Legalzoom.com, Inc.(a)	5,236	41,207
ManpowerGroup, Inc.	1,979	103,739
Maximus, Inc.	2,233	134,538
Parsons Corp.(a)	2,514	111,144
Paycom Software, Inc.	1,764	289,225
Paylocity Holding Corp.(a)	1,785	246,143
Planet Labs PBC, Class A(a)	12,720	260,506
Resolute Holdings Management, Inc.(a)(b)	181	22,401
Robert Half, Inc.	4,478	169,268
Science Applications International Corp.	1,904	223,015
TIC Solutions, Inc.(a)	8,204	59,971
TransUnion	8,556	672,673
TriNet Group, Inc.	1,238	81,498
UL Solutions, Inc., Class A	3,455	316,616
Upwork, Inc.(a)	4,804	44,005
Verra Mobility Corp., Class A(a)	7,246	38,331
Willdan Group, Inc.(a)(b)	641	43,928
		5,791,955
Real Estate Management & Development — 0.7%
AGNT, Inc.	4,407	17,848
Compass, Inc., Class A(a)	31,357	357,156
Cushman & Wakefield Ltd.(a)	9,998	134,173
Forestar Group, Inc.(a)	752	21,169
Howard Hughes Holdings, Inc.(a)	1,390	88,849
Jones Lang LaSalle, Inc.(a)	2,062	732,072
Marcus & Millichap, Inc.	1,069	32,872
Newmark Group, Inc., Class A	6,823	102,311
Opendoor Technologies, Inc., Class A(a)(b)	42,087	158,668
St. Joe Co. (The)	1,871	116,451
Zillow Group, Inc., Class A(a)	1,811	62,823
Zillow Group, Inc., Class C, NVS(a)	7,466	254,292
		2,078,684
Residential REITs — 0.8%
American Homes 4 Rent, Class A	13,496	451,036
Camden Property Trust	4,423	490,113
Centerspace	773	42,391
Equity LifeStyle Properties, Inc.	8,652	562,986
Independence Realty Trust, Inc.	10,443	173,667
UDR, Inc.	13,341	509,093
UMH Properties, Inc.	3,630	54,849
		2,284,135
Retail REITs — 1.4%
Acadia Realty Trust	5,702	128,124
Agree Realty Corp.	5,276	410,473
Alexander’s, Inc.	87	22,185
Brixmor Property Group, Inc.	13,185	415,459
CBL & Associates Properties, Inc.	814	47,790
Curbline Properties Corp.	4,256	130,404
Federal Realty Investment Trust	3,830	475,265
Getty Realty Corp.	2,580	88,081
InvenTrust Properties Corp.	3,267	115,684
Kite Realty Group Trust	8,681	248,450
Macerich Co. (The)	12,490	322,742
NETSTREIT Corp.	3,951	84,749
NNN REIT, Inc.	8,495	403,682
Phillips Edison & Co., Inc.	5,295	224,985

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Regency Centers Corp.	7,333	$ 588,767
Saul Centers, Inc.	634	21,600
Tanger, Inc.	5,028	204,438
Urban Edge Properties	5,538	125,491
		4,058,369
Semiconductors & Semiconductor Equipment — 2.7%
ACM Research, Inc., Class A(a)	2,333	183,071
Aehr Test Systems(a)	1,355	108,373
Allegro MicroSystems, Inc.(a)(b)	5,603	232,524
Alpha & Omega Semiconductor Ltd.(a)	1,089	34,565
Ambarella, Inc.(a)	1,923	165,378
Ambiq Micro, Inc.(a)	947	60,220
Axcelis Technologies, Inc.(a)	1,340	174,709
AXT, Inc.(a)	2,678	161,832
Cirrus Logic, Inc.(a)	2,264	292,848
Cohu, Inc.(a)	2,100	100,779
Diodes, Inc.(a)	1,907	156,984
Enphase Energy, Inc.(a)	5,825	218,671
FormFactor, Inc.(a)	3,503	372,019
Ichor Holdings Ltd.(a)	1,545	116,292
Impinj, Inc.(a)	1,270	192,227
indie Semiconductor, Inc., Class A(a)(b)	9,153	29,564
Kopin Corp.(a)(b)	7,113	25,038
Kulicke & Soffa Industries, Inc.	2,287	204,000
MaxLinear, Inc.(a)	3,624	242,156
Navitas Semiconductor Corp.(a)	8,747	94,992
Onto Innovation, Inc.(a)	2,227	575,858
PDF Solutions, Inc.(a)	1,489	68,628
Penguin Solutions, Inc.(a)(b)	1,934	101,786
Photronics, Inc.(a)	2,515	76,179
Power Integrations, Inc.	2,352	142,790
Qorvo, Inc.(a)	3,932	356,121
Rambus, Inc.(a)	4,816	438,400
Rigetti Computing, Inc.(a)(b)	14,040	209,898
Semtech Corp.(a)	4,147	488,600
Silicon Laboratories, Inc.(a)	1,470	319,725
SiTime Corp.(a)	980	524,496
Skyworks Solutions, Inc.	6,774	421,885
SolarEdge Technologies, Inc.(a)(b)	2,656	109,427
Synaptics, Inc.(a)	1,709	183,410
T1 Energy, Inc.(a)(b)	8,197	34,181
Ultra Clean Holdings, Inc.(a)	1,989	165,704
Universal Display Corp.	2,069	165,851
Veeco Instruments, Inc.(a)	2,709	135,450
Wolfspeed, Inc.(a)(b)	2,146	50,689
		7,735,320
Software — 6.3%
A10 Networks, Inc.	3,155	93,293
ACI Worldwide, Inc.(a)	4,455	255,405
Adeia, Inc.	4,957	132,104
Agilysys, Inc.(a)	1,120	117,779
Alarm.com Holdings, Inc.(a)	2,170	118,808
Alkami Technology, Inc.(a)	2,390	43,426
Amplitude, Inc., Class A(a)(b)	4,048	35,946
Appfolio, Inc., Class A(a)	1,061	191,182
Appian Corp., Class A(a)	1,614	43,513
Arteris, Inc.(a)	1,567	46,822
Asana, Inc., Class A(a)	4,426	36,824
Atlassian Corp., Class A(a)	7,059	713,065
Aurora Innovation, Inc., Class A(a)	58,234	375,609
AvePoint, Inc., Class A(a)	6,409	83,509
Bentley Systems, Inc., Class B	4,879	172,912
Security	Shares	Value
Software (continued)
BILL Holdings, Inc.(a)(b)	3,382	$ 152,630
BitMine Immersion Technologies, Inc.	24,556	424,328
Blackbaud, Inc.(a)	1,556	66,597
BlackLine, Inc.(a)(b)	1,961	61,575
Box, Inc., Class A(a)	6,116	192,960
Braze, Inc., Class A(a)	4,115	102,546
C3.ai, Inc., Class A(a)(b)	5,785	53,106
CCC Intelligent Solutions Holdings, Inc.(a)	24,910	151,702
Cipher Digital, Inc.(a)	14,867	331,831
Cleanspark, Inc.(a)(b)	10,991	151,236
Clear Secure, Inc., Class A	4,176	230,682
Commvault Systems, Inc.(a)	1,828	215,338
Core Scientific, Inc.(a)	13,526	280,259
Docusign, Inc.(a)	8,744	479,434
Dolby Laboratories, Inc., Class A	2,585	152,024
Dropbox, Inc., Class A(a)	6,748	219,715
D-Wave Quantum, Inc.(a)(b)	16,004	289,352
Dynatrace, Inc.(a)	13,002	576,249
Elastic NV(a)	3,764	247,634
Figma, Inc., Class A(a)(b)	10,227	248,721
Five9, Inc.(a)	3,279	90,205
Freshworks, Inc., Class A(a)	8,212	93,247
Gen Digital, Inc.	24,314	667,419
Gitlab, Inc., Class A(a)	6,759	233,253
Guidewire Software, Inc.(a)	3,612	548,807
HubSpot, Inc.(a)	2,130	505,577
Hut 8 Corp.(a)	4,515	485,950
Intapp, Inc.(a)	2,357	77,050
InterDigital, Inc.	1,130	344,452
JFrog Ltd.(a)(b)	4,562	364,002
Keel Infrastructure Corp.(a)(b)	26,228	104,125
Klaviyo, Inc., Class A(a)	6,174	110,144
Life360, Inc.(a)(b)	3,442	186,040
LiveRamp Holdings, Inc.(a)	2,411	91,305
Manhattan Associates, Inc.(a)	2,633	503,851
MARA Holdings, Inc.(a)	16,857	190,821
N-able, Inc.(a)	3,368	15,762
nCino, Inc.(a)(b)	4,226	78,012
NCR Voyix Corp.(a)	6,211	51,365
Netskope, Inc., Class A(a)(b)	6,968	87,727
NextNav, Inc.(a)(b)	2,489	32,631
Nutanix, Inc., Class A(a)	11,923	703,576
Pagaya Technologies Ltd., Class A(a)(b)	3,048	58,735
Pegasystems, Inc.	4,086	124,827
Procore Technologies, Inc.(a)	5,033	275,657
Progress Software Corp.(a)	1,784	72,413
Q2 Holdings, Inc.(a)	2,664	162,158
Qualys, Inc.(a)	1,504	217,704
RingCentral, Inc., Class A	3,052	169,752
Riot Platforms, Inc.(a)	15,562	313,886
Rubrik, Inc., Class A(a)	6,794	491,614
SailPoint, Inc.(a)(b)	3,072	51,517
Samsara, Inc., Class A(a)	14,473	539,409
SentinelOne, Inc., Class A(a)	14,620	278,657
ServiceTitan, Inc., Class A(a)(b)	2,695	223,847
SoundHound AI, Inc., Class A(a)(b)	17,130	105,007
SPS Commerce, Inc.(a)	1,620	118,892
Tenable Holdings, Inc.(a)	4,895	159,773
Teradata Corp.(a)(b)	4,098	126,997
Terawulf, Inc.(a)(b)	18,481	326,375
UiPath, Inc., Class A(a)	17,744	226,413
Unity Software, Inc.(a)(b)	15,876	503,428

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Varonis Systems, Inc.(a)	5,109	$ 204,105
Vertex, Inc., Class A(a)	3,074	39,685
Via Transportation, Inc., Class A(a)	2,256	45,887
Workiva, Inc., Class A(a)	2,361	141,188
Zeta Global Holdings Corp., Class A(a)	9,896	213,754
		17,845,117
Specialized REITs — 1.0%
CubeSmart	10,101	418,788
EPR Properties	3,390	210,417
Fermi, Inc.(a)	12,171	69,253
Four Corners Property Trust, Inc.	4,971	127,258
Gaming & Leisure Properties, Inc.	12,161	544,691
Lamar Advertising Co., Class A	3,891	622,404
Millrose Properties, Inc., Class A	6,824	190,936
Outfront Media, Inc.	7,386	235,392
Rayonier, Inc.	13,317	290,044
Safehold, Inc.	2,095	33,897
Smartstop Self Storage REIT, Inc.	2,534	84,990
		2,828,070
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(a)(b)	1,933	192,411
Academy Sports & Outdoors, Inc.	2,824	133,999
Advance Auto Parts, Inc.	2,488	138,183
American Eagle Outfitters, Inc.	6,430	110,467
Arko Corp., Class A	2,814	22,484
Asbury Automotive Group, Inc.(a)	772	178,872
AutoNation, Inc.(a)	1,078	228,967
Bath & Body Works, Inc.	8,547	171,966
Best Buy Co., Inc.	8,712	751,497
Bob’s Discount Furniture, Inc.(a)(b)	995	16,587
Boot Barn Holdings, Inc.(a)	1,347	200,689
Buckle, Inc. (The)	1,489	65,173
CarMax, Inc.(a)	6,379	365,262
Chewy, Inc., Class A(a)	10,081	227,831
Five Below, Inc.(a)	2,331	506,130
Floor & Decor Holdings, Inc., Class A(a)	4,772	274,724
GameStop Corp., Class A(a)(b)	18,188	395,043
Gap, Inc. (The)	10,250	205,922
Group 1 Automotive, Inc.	515	147,687
Lithia Motors, Inc., Class A	961	370,389
Murphy U.S.A., Inc.	797	484,385
National Vision Holdings, Inc.(a)	3,448	75,994
Penske Automotive Group, Inc.	823	178,846
RealReal, Inc. (The)(a)	4,695	56,763
Revolve Group, Inc., Class A(a)	1,955	49,090
RH(a)	678	112,223
Sally Beauty Holdings, Inc.(a)	4,294	64,281
Signet Jewelers Ltd.	1,743	161,925
Sonic Automotive, Inc., Class A	546	50,003
Upbound Group, Inc.	2,437	47,253
Urban Outfitters, Inc.(a)	2,056	152,514
Valvoline, Inc.(a)	5,394	207,184
Victoria’s Secret & Co.(a)	3,066	271,893
Warby Parker, Inc., Class A(a)	3,924	104,732
Wayfair, Inc., Class A(a)	4,875	413,887
Winmark Corp.	131	43,688
		7,178,944
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc.(a)	1,539	113,255
Eastman Kodak Co.(a)(b)	2,931	24,620
GPGI, Inc., Class A(b)	8,055	106,326
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Infleqtion, Inc.(a)(b)	5,411	$ 53,190
Quantum Computing, Inc.(a)(b)	8,856	71,734
		369,125
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.(a)	5,116	81,498
Carter’s, Inc.	1,533	59,128
Columbia Sportswear Co.	897	53,264
Crocs, Inc.(a)	2,096	268,309
Deckers Outdoor Corp.(a)	6,249	605,403
Figs, Inc., Class A(a)	3,675	39,322
G-III Apparel Group Ltd.	1,455	52,976
Kontoor Brands, Inc.	2,444	204,660
Levi Strauss & Co., Class A	4,302	105,485
PVH Corp.	1,960	169,854
Ralph Lauren Corp., Class A	1,649	627,181
Steven Madden Ltd.	3,177	146,396
Under Armour, Inc., Class A(a)	7,669	50,999
Under Armour, Inc., Class C, NVS(a)	5,234	33,969
VF Corp.	14,606	209,158
Wolverine World Wide, Inc.	3,788	74,548
		2,782,150
Tobacco — 0.0%
Turning Point Brands, Inc.(b)	801	59,762
Universal Corp.	1,017	53,586
		113,348
Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	1,650	569,596
Boise Cascade Co.	1,561	119,229
Core & Main, Inc., Class A(a)	7,379	324,455
Custom Truck One Source, Inc.(a)	2,828	28,704
Distribution Solutions Group, Inc.(a)	507	17,527
DNOW, Inc.(a)	8,219	116,052
DXP Enterprises, Inc.(a)	501	78,667
EquipmentShare.com, Inc., Class A(a)(b)	1,879	35,231
GATX Corp.	1,579	282,436
Global Industrial Co.	774	27,663
Herc Holdings, Inc.	1,265	189,927
McGrath RentCorp	1,038	119,526
MSC Industrial Direct Co., Inc., Class A	1,819	224,465
NPK International, Inc.(a)	3,550	44,339
QXO, Inc.(a)(b)	44,591	593,060
Rush Enterprises, Inc., Class A	2,702	215,593
Rush Enterprises, Inc., Class B	301	23,397
SiteOne Landscape Supply, Inc.(a)(b)	1,939	183,119
Willis Lease Finance Corp.	375	26,749
Xometry, Inc., Class A(a)	2,254	193,213
		3,412,948
Water Utilities — 0.3%
American States Water Co.	1,832	156,893
California Water Service Group	2,637	132,140
Essential Utilities, Inc.	12,650	504,103
H2O America	1,659	101,746
Middlesex Water Co.	870	49,851
		944,733
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	693	24,144
Telephone & Data Systems, Inc.	3,825	128,444
		152,588
Total Common Stocks — 99.6% (Cost: $227,359,169)		280,973,611

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 0.0%
Diversified Telecommunication Services — 0.0%
Liberty Latin America Ltd., Series A, 9.00%, NVS(d)	651	$ 13,176
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(a)(c)	2,899	1,884
Arcellx, Inc., CVR(a)	1,680	118
Inhibrx, Inc., CVR(a)(c)	1,489	2,859
		4,861
Total Rights — 0.0% (Cost: $ —)		4,861
Total Long-Term Investments — 99.6% (Cost: $227,375,034)		280,991,648
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(e)(f)(g)	21,049,213	21,055,528
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	1,035,666	1,035,666
Total Short-Term Securities — 7.8% (Cost: $22,081,470)		22,091,194
Total Investments — 107.4% (Cost: $249,456,504)		303,082,842
Liabilities in Excess of Other Assets — (7.4)%		(20,867,985)
Net Assets — 100.0%		$ 282,214,857

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Perpetual security with no stated maturity date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 19,893,032	$ 1,163,151 (a)	$ —	$ (361)	$ (294)	$ 21,055,528	21,049,213	$ 35,710 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,172,503	—	(136,837)(a)	—	—	1,035,666	1,035,666	7,829	—
				$ (361)	$ (294)	$ 22,091,194		$ 43,539	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
July 31, 2026
iShares® Morningstar Small-Cap ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	3	09/18/26	$ 441	$ (2,663)
S&P Mid 400 E-Mini Index	2	09/18/26	755	(3,236)
				$ (5,899)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 280,796,098	$ 177,513	$ —	$ 280,973,611
Preferred Securities
Preferred Stocks	13,176	—	—	13,176
Rights	—	118	4,743	4,861
Short-Term Securities
Money Market Funds	22,091,194	—	—	22,091,194
	$ 302,900,468	$ 177,631	$ 4,743	$ 303,082,842
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (5,899)	$ —	$ —	$ (5,899)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Rights
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust